Notes Payable (Tables)	12 Months Ended
Dec. 31, 2020
Notes Payable.
Notes payable and accrued interest

	December 31,
	2020	2019
Note Payable — Related Party	$154,190	$154,190
Relief Therapeutics Loan	500,000	—
Paycheck Protection Program Loan	119,842	—
Carrying value of notes payable	774,032	154,190
Accrued interest	22,656	—
Total notes payable and accrued interest	$796,688	$154,190

	December 31,
	2020	2019
Notes payable:
Notes payable and accrued interest, current	$248,861	$154,190
Notes payable and accrued interest, non-current	547,827	—
Total notes payable and accrued interest	$796,688	$154,190